Long-Term Incentive Plan (Details) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Table Summarizes Unit Based Awards
Outstanding, Beginning period	101,950	142,552	90,938	162,860
Granted	56,467	34,560	80,388	34,560
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(10,000)	0	(12,426)	0
LTIP vesting, Shares	51,684	4,560	62,167	24,868
Outstanding, Ending period	96,733	172,552	96,733	172,552
Maximum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	21.89	21.40	21.89	21.40
Minimum [Member]
Table Summarizes Unit Based Awards
Fair Value Per Unit	13.36	14.70	13.36	14.70